Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Schedule of Noncontrolling Interests

	Commodities brokerage Services	Investment Advisory services	Institution Subscription services	Rifa Financial Holdings Brokerage services	Other	Total
Balance as of January 1, 2018	$(9,226,990)	$—	$—	$891,919	—	$(8,335,071)
Dividends paid to noncontrolling interest	—	—	—	—	—	—
Changes in controlling ownership interest	—	—	—	—	—	—
Deconsolidation	1,216,007	—	—	—	—	1,216,007
Share-based compensation (Note 15)	529,600	—	—	—	—	529,600
Net income (loss)	(3,249,840)	—	—	729,465	—	(2,520,375)
Balance as of December 31, 2018	$(10,731,223)	$—	$—	$1,621,384	—	$(9,109,839)
Dividends paid to noncontrolling interest	—	—	—	—	—	—
Changes in controlling ownership interest	—	—	—	—	—	—
Deconsolidation	295,830	—	—	—	—	295,830
Share-based compensation (Note 15)	267,076	—	—	—	—	267,076
Net income (loss)	(1,704,695)	—	—	223,768	—	(1,480,927)
Balance as of December 31, 2019	$(11,873,012)	$—	$—	$1,845,152	—	$(10,027,860)
Dividends paid to noncontrolling interest	—	—	—	—	—	—
Changes in controlling ownership interest	—	—	—	—	—	—
Deconsolidation	—	—	—	—	—	—
Share-based compensation (Note 15)	99,540	—	—	—	—	99,540
Net income (loss)	(416,496)	—	—	(375,543)	—	(792,039)
Balance as of December 31, 2020	$(12,189,969)	$—	$—	$(1,469,608)	—	$(10,720,359)